Computation of Basic and Diluted Net Income per Share Attributable to Ordinary Shareholders (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Computation Of Earnings Per Share Line Items
Net income attributable to ordinary shareholders-basic and diluted	$ 51,435,171	$ 22,826,454	$ 23,969,950
Weighted average number of ordinary shares outstanding-basic	27,480,150	27,751,335	27,894,953
Weighted average number of ordinary shares outstanding-diluted	28,008,386	28,073,731	28,521,272
Basic net income per share	$ 1.87	$ 0.82	$ 0.86
Diluted net income per share	$ 1.84	$ 0.81	$ 0.84
Stock Options
Computation Of Earnings Per Share Line Items
Additional shares included in the calculation of diluted EPS	229,339	249,756	607,791
Restricted Stock
Computation Of Earnings Per Share Line Items
Additional shares included in the calculation of diluted EPS	298,897	72,640	18,528